Property and Equipment Including Those Held Under Capital Leases (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	$ 629,558		¥ 4,317,917	¥ 4,096,090
Less: Accumulated depreciation	(203,881)		(1,342,041)	(1,326,511)
Impairment	(36,443)	¥ (237,956)	(238,144)
Property Plant And Equipment Net Excluding Construction In Progress	425,677		2,737,732	2,769,579
Construction-in-progress	84,509		1,043,881	549,845
Property and Equipment, net	510,186		3,781,613	3,319,424
Property
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	71,825		490,430	467,312
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	121,380		666,051	789,734
Computer and network equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	412,179		2,926,278	2,681,759
Optical Fibers
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	21,936		207,423	142,723
Office equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	1,947		19,591	12,671
Motor vehicles
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	$ 291		¥ 8,144	¥ 1,891